Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Commitments and contingencies
9.	Commitments and contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a)	Commitments under Contracts for BWMS Installation

On November 15, 2018, the Company entered into a contract to purchase and install BWMS on its dry bulk carriers, which was further amended on October 20, 2019 and December 8, 2020, to reflect the Company’s vessel acquisitions, as applicable in each period. The Company completed the BWMS installation on the Magic Sun during the vessel’s scheduled dry-docking which took place in the fourth quarter of 2020, whereas, the BWMS system installations on the Magic P and the Magic Moon were granted extensions from the third quarter of 2020 to the third quarter of 2022. It is estimated that the contractual obligations related to these purchases as well as purchases on the Company’s remaining fleet vessels (where not already installed), excluding installation costs, will be approximately €0.7 million (or $0.8 million on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.2271 as of December 31, 2020). These costs will be capitalized and depreciated over the remainder of the life of each vessel. As of December 31, 2020, part of the BWMS equipment for the Magic P had been delivered to the vessel and has, thus, been included in Vessels, net in the accompanying consolidated balance sheet.

(b)	Commitments under long-term lease contracts

The Company’s future minimum contracted lease payments (gross of charterers’ commissions), based on vessels’ commitment to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2020, was $6.8 million, all due within the next 12 months. This amount does not include any assumed off-hire days.